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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/04
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 23
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 -------------------------------
   Address:      26435 Carmel Rancho Blvd.
                 -------------------------------
                 Carmel, CA  93923
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier           Carmel, California      2/14/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

       28-4792                  Neumeier Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 29
                                        --------------------

Form 13F Information Table Value Total: $183212
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

                 28-4792                   Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Amerigroup Corp.                COM        03073T102     6832     90300                     90300             47900    42400
Andrx Group                     COM        034553107     6659    305025                    305025            160900   144125
Arthur J. Gallagher             COM        363576109     2502     76975                     76975             42800    34175
Aspect Communications           COM        04523Q102     6754    606325                    606325            368500   237825
Briggs & Stratton
  Corporation                   COM        109043109     3435     82600                     82600             52100    30500
Colonial BancGroup Inc.         COM        195493309     8038    378600                    378600            214700   163900
Doral Financial
  Corporation                   COM        25811P100    10551    214241                    214241            116825    97416
FTI Consulting                  COM        302941109     7193    341400                    341400            169700   171700
Headwaters Inc.                 COM        42210P102     4343    152400                    152400             85100    67300
Holly Corporation               COM        435758305     4077    146300                    146300             88400    57900
Humana Inc.                     COM        444859102     3595    121100                    121100             63000    58100
Impax Laboratories Inc.         COM        45256B101     3289    207100                    207100            111800    95300
Jacobs Engineering Group        COM        469814107     5867    122775                    122775             66900    55875
Maverick Tube Corp.             COM        577914104     2530     83500                     83500             47200    36300
Mercury General Corp.           COM        589400100     8777    146475                    146475             78050    68425
National Oilwell Inc.           COM        637071101     7030    199200                    199200            106400    92800
Natural Resource
  Partnership                   MLP        63900P103     8405    145800                    145800             76600    69200
Newfield Exploration            COM        651290108     7550    127850                    127850             69850    58000
Nuveen Investments Inc.         CLA        67090F106    11623    294475                    294475            161700   132775
Par Pharmaceutical Co.          COM        69888P106     5327    128725                    128725             69150    59575
Pier 1 Imports, Inc.            COM        720279108     9408    477550                    477550            275400   202150
Platinum Underwriters           COM        G7127P100     7017    225625                    225625            119100   106525
Premiere Global Services        COM        740585104     9016    841850                    841850            434450   407400
Remington Oil & Gas Corp.       COM        759594302     9451    346825                    346825            188850   157975
Renaissance RE                  COM        G7496G103     3321     63775                     63775             28200    35575
RPC Inc.                        COM        749660106     2168     86300                     86300             51300    35000

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Tuesday Morning                 COM        899035505     8522    278224                    278224            145349   132875
Watson Pharmaceuticals          COM        942683103     5191    158200                    158200            116000    42200
World Fuel Services Corp.       COM        981475106     4741     95200                     95200             37100    58100